CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Changes in retirement benefit obligations, income tax provision	$ 1,101	$ 1,359	$ 8,632	$ 11,336	$ 12,224
Changes in interest rate swap derivative, income tax provision	$ 847	$ 2,481	$ 10,726	$ 11,256	$ (895)